PROPERTY, PLANT AND EQUIPMENT, NET (Details Narrative) - USD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023
Property, Plant and Equipment [Abstract]
Depreciation	$ 251,878	$ 132,170